Contract liabilities and other advances	12 Months Ended
Dec. 31, 2022
Contract liabilities [abstract]
Contract liabilities and other advances	Contract liabilities and other advances

	Within one year		More than one year
	December 31,		December 31,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Contract liabilities
Revenue generating collaborations	29,433	21,203	58,451	7,743
Total contract liabilities	29,433	21,203	58,451	7,743

Other advances
Grants	959	1,889	—	—
Joint Operations	8,420	6,870	719	8,616
Total other advances	9,379	8,759	719	8,616

Total contract liabilities and other advances	38,812	29,962	59,170	16,359

A reconciliation of the movement in contract liabilities and other advances is as follows:

	January 1, 2022	Additions	Recognised in the income statement	Foreign exchange	December 31, 2022
	£’000	£’000	£’000	£’000	£’000
Grants	1,889	715	(1,648)	3	959
Revenue generating collaborations	28,946	85,700	(26,769)	7	87,884
Joint operations	15,486	—	(6,347)	—	9,139
Total contract liabilities and other advances	46,321	86,415	(34,764)	10	97,982

Grant additions during the year ended December 31, 2022 relate to amounts received from the Gates Foundation and the Austrian Wirtshaftsservice during the period.
Additions to contract liabilities relating to revenue generating collaborations during the year ended December 31, 2022 include £74,242,000 ($100,000,000) invoiced to Sanofi relating to the collaboration initiated with that counterparty on January 4, 2022 and £11,434,000 ($15,000,000) invoiced to BMS comprising a $10,000,000 upfront payment relating to the fifth target in our second collaboration with that counterparty and a $5,000,000 payment relating to the extension of the Group’s first collaboration with BMS as described in note 5.
The Group expects to recognise its contract liabilities relating to revenue generating collaborations over the terms of the related collaborations, the longest of which extends to December 2027. As at December 31, 2022 the Group expected to recognise its contract liabilities relating to revenue generating collaborations over the period to December 2023. The ageing presented above reflects the Group's best estimate of when contract liability and other advance amounts will be utilised based upon when the underlying costs to be incurred in the delivery of the related projects are expected to be incurred.
24.Contract liabilities and other advances (continued)
A reconciliation of the movement in contract liabilities and other advances for the year ended December 31, 2021 is as follows:

	January 1, 2021	Additions	Acquired as part of acquisition	Recognised in the income statement	Foreign exchange	December 31, 2021
	£’000	£’000	£’000	£’000	£’000	£’000
Grants	2,336	1,198	114	(1,757)	(2)	1,889
Revenue generating collaborations	7,970	29,186	186	(8,393)	(3)	28,946
Joint Operations	—	16,253	—	(767)	—	15,486
Total contract liabilities and other advances	10,306	46,637	300	(10,917)	(5)	46,321